Business Acquisitions (Details 2) (CNY) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Pro forma revenues	3,551,666	6,256,583
Pro forma net loss	(94,701)	(57,110)
Pro forma net loss per ordinary share-basic and diluted	(0.85)	(0.48)